24 Sectorial Charges Due	12 Months Ended
Dec. 31, 2019
Sectorial Charges Due [Abstract]
Sectorial Charges Due	24 Sectorial Charges Due

	12.31.2019	12.31.2018
Energy Development Account - CDE	4,104	73,549
Global Reversal Reserve - RGR	12,068	6,323
Tariff flags	12,336	-
	28,508	79,872